Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other named executive officers and certain financial performance measures of Prologis, including our company-selected measure, Core FFO per share excluding Net Promote Income (Expense). Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our named executive officers during a covered year or the way in which the Compensation Committee views compensation decisions. For further information regarding Prologis’
pay-for-perfo
rman
ce
philosophy, please refer to “Compensation Discussion and Analysis”.

					Value of Initial Fixed $100 Investment Based on:
Year (a)	Summary Compensation Table Total for PEO (b)	Compensation Actually Paid to PEO (c) (1)(2)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (d)	Average Compensation Actually Paid to Non-PEO Named Executive Officers (e) (1)(2)	Total Shareholder Return (f)	Peer Group Total Shareholder Return (g) (3)	Net Income (h) (4)	Company- Selected Measure (Core FFO per share (excluding Net Promotes Income (Expense))) (i) (5)

2025	$24,999,873	$ 80,571,565	$ 8,515,016	$15,881,337	$147.42	$137.53	$3,565,299	$5.86

2024	$24,851,777	$ (24,289,452)	$ 8,447,916	$ 146,716	$117.84	$133.59	$3,947,935	$5.53

2023	$50,891,597	$ 95,938,282	$13,001,246	$22,265,008	$143.90	$122.84	$3,253,145	$5.10

2022	$48,152,756	$ (8,171,362)	$13,929,713	$ (967,175)	$118.35	$108.00	$3,555,398	$4.61

2021	$24,901,490	$113,654,050	$ 9,031,383	$37,255,257	$172.33	$143.06	$3,148,590	$4.09

(1)
Mr. Moghadam served as our principal executive officer (PEO) for the full year for each of 2025, 2024, 2023, 2022, and 2021. Our non-PEO
named
executive
officers (NEOs) included: (a) for 2025, Mr. Arndt, Mr. Letter, Mr. Andrus, Ms. Briones, and Mr. Ghazal, (b) for 2024, Mr. Arndt, Mr. Letter, Mr. Edward S. Nekritz, Mr. Ghazal, and Mr. Andrus, (c) for 2023, Mr. Arndt, Mr. Letter, Mr. Gary E. Anderson, and Mr. Nekritz; (d) for 2022, and Mr. Arndt, Mr. Thomas S. Olinger, Mr. Eugene F. Reilly, Mr. Anderson, and Mr. Nekritz; (e) for 2021, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz.

(2)
For 2025, the values included in these columns for the compensation actually paid to our PEO and the average c ompe
nsation actually
paid
to our
non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2025

Summary Compensation Table (SCT) Total for PEO (column (b))	$24,999,873

- SCT “Bonus” column value	1,617,500

- SCT “Stock Awards” column value	23,369,872

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	41,924,989

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	28,639,376

+ vesting date fair value of equity awards granted and vested in the covered year	1,267,500

-/+ change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior years that vested in the covered year	2,697,421

+ dollar value of dividends/earnings paid on equity awards in the covered year	6,029,778

Compensation Actually Paid to PEO (column (c))	$80,571,565

PROLOGIS PROXY STATEMENT | MARCH 19, 2026	84

Average for Non-PEO NEOs	2025

Average SCT Total for Non-PEO NEOs (column (d))	$8,515,016

- SCT “Bonus” column value	1,151,000

- SCT “Stock Awards” column value	6,698,928

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	10,737,450

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	3,178,197

+ vesting date fair value of equity awards granted and vested in the covered year	412,340

-/+ change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards	199,744

+ dollar value of dividends/earnings paid on equity awards in the covered year	688,518

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$15,881,337

(3)
Peer group utilized for the Pay Versus Performance Table is the MSCI U.S. REIT Index. The same peer group has been used for all years disclosed. The returns of each component company in the peer group were weighted according to the respective company’s market capitalization at the beginning of each period for which a return is indicated. The MSCI U.S. REIT Index is used as a performance benchmark index for the calculation of LTI Equity awards. See “Compensation Discussion and Analysis” for further information.

(4)	Net income is rounded to the nearest thousand.

(5)
The company-selected measure is Core FFO per share excluding Net Promote Income (Expense). See “Compensation Discussion and Analysis” for further information regarding how Core FFO per share excluding Net Promote Income (Expense) is used as a metric in our NEO annual bonus determinations. Core FFO per share is a non-GAAP
measure. Please see Appendix A for a discussion and reconciliation to the most directly comparable GAAP measure.

Company Selected Measure Name	Core FFO per share excluding Net Promote Income (Expense)
Named Executive Officers, Footnote
(1)
Mr. Moghadam served as our principal executive officer (PEO) for the full year for each of 2025, 2024, 2023, 2022, and 2021. Our non-PEO
named
executive
officers (NEOs) included: (a) for 2025, Mr. Arndt, Mr. Letter, Mr. Andrus, Ms. Briones, and Mr. Ghazal, (b) for 2024, Mr. Arndt, Mr. Letter, Mr. Edward S. Nekritz, Mr. Ghazal, and Mr. Andrus, (c) for 2023, Mr. Arndt, Mr. Letter, Mr. Gary E. Anderson, and Mr. Nekritz; (d) for 2022, and Mr. Arndt, Mr. Thomas S. Olinger, Mr. Eugene F. Reilly, Mr. Anderson, and Mr. Nekritz; (e) for 2021, Mr. Olinger, Mr. Reilly, Mr. Anderson, and Mr. Nekritz.

Peer Group Issuers, Footnote	Peer group utilized for the Pay Versus Performance Table is the MSCI U.S. REIT Index. The same peer group has been used for all years disclosed. The returns of each component company in the peer group were weighted according to the respective company’s market capitalization at the beginning of each period for which a return is indicated. The MSCI U.S. REIT Index is used as a performance benchmark index for the calculation of LTI Equity awards. See “Compensation Discussion and Analysis” for further information.
PEO Total Compensation Amount	$ 24,999,873	$ 24,851,777	$ 50,891,597	$ 48,152,756	$ 24,901,490
PEO Actually Paid Compensation Amount	$ 80,571,565	(24,289,452)	95,938,282	(8,171,362)	113,654,050
Adjustment To PEO Compensation, Footnote
(2)
For 2025, the values included in these columns for the compensation actually paid to our PEO and the average c ompe
nsation actually
paid
to our
non-PEO
NEOs reflect the following adjustments to the values included in columns (b) and (d), respectively:

PEO	2025

Summary Compensation Table (SCT) Total for PEO (column (b))	$24,999,873

- SCT “Bonus” column value	1,617,500

- SCT “Stock Awards” column value	23,369,872

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	41,924,989

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	28,639,376

+ vesting date fair value of equity awards granted and vested in the covered year	1,267,500

-/+ change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards granted in prior years that vested in the covered year	2,697,421

+ dollar value of dividends/earnings paid on equity awards in the covered year	6,029,778

Compensation Actually Paid to PEO (column (c))	$80,571,565

Non-PEO NEO Average Total Compensation Amount	$ 8,515,016	8,447,916	13,001,246	13,929,713	9,031,383
Non-PEO NEO Average Compensation Actually Paid Amount	$ 15,881,337	146,716	22,265,008	(967,175)	37,255,257
Adjustment to Non-PEO NEO Compensation Footnote

Average for Non-PEO NEOs	2025

Average SCT Total for Non-PEO NEOs (column (d))	$8,515,016

- SCT “Bonus” column value	1,151,000

- SCT “Stock Awards” column value	6,698,928

+ year-end fair value of equity awards granted in the covered year that were outstanding and unvested as of the covered year-end	10,737,450

-/+ year-over-year change in fair value of equity awards granted in prior years that are outstanding and unvested as of the covered year-end	3,178,197

+ vesting date fair value of equity awards granted and vested in the covered year	412,340

-/+ change as of the vesting date (from the end of the prior fiscal year) in fair value of equity awards	199,744

+ dollar value of dividends/earnings paid on equity awards in the covered year	688,518

Average Compensation Actually Paid to Non-PEO NEOs (column (e))	$15,881,337

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid and Prologis TSR:

●
The total shareholder return of Prologis, Inc. (“Prologis TSR”) was $172.33 at the end of 2021, $118.35 at the end of 2022, $143.90 at the end of 2023, $117.84 at the end of 2024, and $147.42 at the end of 2025. Compensation Actually Paid to our PEO was $113,654,050 in 2021, negative $8,171,362 in 2022, $95,938,282 in 2023, negative $24,289,452 in 2024, and $80,571,565 in 2025. The average Compensation Actually Paid to our
Non-PEO
Named Executive Officers
(“Non-PEO
NEOs”) was $37,255,257 in 2021, negative $967,175 in 2022, $22,265,008 in 2023, $146,716 in 2024, and $15,881,337 in 2025.

–  Prologis TSR increased by 72% from December 31, 2020, to the end of 2021, with a total return of $72.33 at the end of 2021 on an initial investment of $100 made at the closing price on December 31, 2020. Prologis TSR declined by 31% from 2021 to 2022 but remained positive with a total return of $18.35 at the end of 2022 on an initial investment of $100 made at the closing price on December 31, 2020. Compensation Actually Paid to our PEO decreased by 107% from 2021 to 2022, resulting in negative Compensation Actually Paid to our PEO for 2022. Average Compensation Actually Paid to
Non-PEO
NEOs decreased by 103% from 2021 to 2022, also resulting in negative average Compensation Actually Paid to
Non-PEO
NEOs for 2022.

–  Prologis TSR increased by 22% from 2022 to 2023, with a total return of $43.90 at the end of 2023 on an initial investment of $100 made at the closing price on December 31, 2020. Compensation Actually Paid to our PEO increased by 1,274% from 2022 to 2023, given that Compensation Actually Paid to our PEO was a negative figure in 2022 and our stock price increased at the end of 2023. Average Compensation Actually Paid to
Non-PEO
NEOs increased by 2,402% from 2022 to 2023, given that Compensation Actually Paid to our
Non-PEO
NEOs was a negative figure in 2022 and our stock price increased at the end of 2023.

–  Prologis TSR declined by 18% from 2023 to 2024 but remained positive with a total return of $17.84 at the end of 2024 on an initial investment of $100 made at the closing price on December 31, 2020. Compensation Actually Paid to our PEO decreased by 125% from 2023 to 2024, resulting in negative Compensation Actually Paid to our PEO for 2024. Average Compensation Actually Paid to
Non-PEO
NEOs decreased by 99% from 2023 to 2024.

–  Prologis TSR increased by 22% from 2024 to 2025, with a total return of $47.42 at the end of 2025 on an initial investment of $100 made at the closing price on December 31, 2020. Compensation Actually Paid to our PEO increased by 333% from 2024 to 2025, given that Compensation Actually Paid to our PEO was a negative figure in 2024 and our stock price increased during 2025. Average Compensation Actually Paid to
Non-PEO
NEOs increased by 10,074% from 2024 to 2025 given that our stock price increased during 2025.

●
The relationship between Prologis TSR and Compensation Actually Paid to our PEO/Average Compensation Actually Paid to
Non-PEO
NEOs during this period is directionally correlated as these metrics are a function of Prologis’ stock price. When Prologis TSR increased year-over-year, so did the compensation actually paid metrics. When Prologis TSR decreased year-over-year, so did the compensation actually paid metrics.

Compensation Actually Paid vs. Net Income
Compensation Actually Paid and Net Income / Core FFO per share:

●
Prologis’ Net Income (in thousands) increased from $3,148,590 in 2021 to $3,555,398 in 2022 (a 13% increase from 2021 to 2022). Prologis’ Net Income declined to $3,253,145 in 2023 (a 9% decrease from 2022 to 2023) primarily due to lower gains on sales of real estate. Prologis’ Net Income increased to $3,947,935 in 2024 (a 21% increase from 2023 to 2024). Prologis’ Net Income decreased to $3,565,299 in 2025 (a 10% decrease from 2024 to 2025) primarily due to higher other expenses.

●
Prologis’ Core FFO per share excluding Net Promote Income (Expense)
(6)
has increased each year between 2021 and 2025, from $4.09 in 2021 to $4.61 in 2022 (a 13% increase from 2021 to 2022) to $5.10 in 2023 (an 11% increase from 2022 to 2023) to $5.53 in 2024 (an 8% increase from 2023 to 2024) to $5.86 in 2025 (an 6% increase from 2024 to 2025) for an overall increase of 43% from 2020 to 2025.

●
As discussed above, Compensation Actually Paid to our PEO and
Non-PEO
NEOs decreased from 2021 to 2022, increased from 2022 to 2023, decreased from 2023 to 2024, then increased again from 2024 to 2025.

●
The relationship between Core FFO per share excluding Net Promote Income (Expense)
(6)
and Compensation Actually Paid underscores that while Prologis’ stock price declined from 2021 to 2022 and 2023 to 2024 – largely due to broader macroeconomic market factors – and thus resulted in lower Compensation Actually Paid (and Prologis TSR) from 2021 to 2022 and 2023 to 2024, our operational performance remained strong as demonstrated by key operational indicators like Core FFO per share excluding Net Promote Income (Expense)
(6)
. Net Income also increased year-over-year from 2021 to 2022 and 2023 to 2024 showing an overall increase from 2021 to 2025.

Compensation Actually Paid vs. Company Selected Measure
Compensation Actually Paid and Net Income / Core FFO per share:

●
Prologis’ Net Income (in thousands) increased from $3,148,590 in 2021 to $3,555,398 in 2022 (a 13% increase from 2021 to 2022). Prologis’ Net Income declined to $3,253,145 in 2023 (a 9% decrease from 2022 to 2023) primarily due to lower gains on sales of real estate. Prologis’ Net Income increased to $3,947,935 in 2024 (a 21% increase from 2023 to 2024). Prologis’ Net Income decreased to $3,565,299 in 2025 (a 10% decrease from 2024 to 2025) primarily due to higher other expenses.

●
Prologis’ Core FFO per share excluding Net Promote Income (Expense)
(6)
has increased each year between 2021 and 2025, from $4.09 in 2021 to $4.61 in 2022 (a 13% increase from 2021 to 2022) to $5.10 in 2023 (an 11% increase from 2022 to 2023) to $5.53 in 2024 (an 8% increase from 2023 to 2024) to $5.86 in 2025 (an 6% increase from 2024 to 2025) for an overall increase of 43% from 2020 to 2025.

●
As discussed above, Compensation Actually Paid to our PEO and
Non-PEO
NEOs decreased from 2021 to 2022, increased from 2022 to 2023, decreased from 2023 to 2024, then increased again from 2024 to 2025.

●
The relationship between Core FFO per share excluding Net Promote Income (Expense)
(6)
and Compensation Actually Paid underscores that while Prologis’ stock price declined from 2021 to 2022 and 2023 to 2024 – largely due to broader macroeconomic market factors – and thus resulted in lower Compensation Actually Paid (and Prologis TSR) from 2021 to 2022 and 2023 to 2024, our operational performance remained strong as demonstrated by key operational indicators like Core FFO per share excluding Net Promote Income (Expense)
(6)
. Net Income also increased year-over-year from 2021 to 2022 and 2023 to 2024 showing an overall increase from 2021 to 2025.

Total Shareholder Return Vs Peer Group
Prologis TSR vs. peer group total shareholder return:
Prologis TSR outpaced the total shareholder return of the MSCI U.S. REIT Index in each of 2021, 2022, 2023 and 2025, with performance tracking below the MSCI U.S. REIT Index only in 2024. By year-end
2025, the value of a $100 investment made at the end of 2020 in Prologis would have been worth $147.42 versus only $137.53 for such an investment made at the same time in the MSCI U.S. REIT Index, a difference of $9.89.

Tabular List, Table
Tabular list of most important financial performance measures for 2025 fiscal year
Below is a
non-exhaustive
list of financial performance measures the company uses in analyzing executive compensation, presented in no particular order, which the company considers to be the most important financial performance measures used to link Compensation Actually Paid to our NEOs to company performance during the 2025 fiscal year:

Financial Performance Measure

Three-year annualized Total Shareholder Return (7)

Core FFO per share excluding Net Promote Income (Expense) (6)(8)

Promote and incentive fee revenue earned by Prologis, Inc. from Strategic Capital business (8)

(6)
Core FFO per share excluding Net Promote Income (Expense) is a metric used to calculate our NEO annual bonuses. See “Compensation Discussion &
Analysis
” for further information. Core FFO per share is a
non-GAAP
measure. See Appendix A for definitions and discussions of
non-GAAP
measurements and reconciliations to the most directly comparable GAAP measures.

(7)	Prologis’ three-year annualized TSR is used to calculate our LTI Equity awards and POP awards. See “Compensation Discussion & Analysis” for further information.

(8)
Incentive fee arrangements and their structure are agreed upon between Prologis and the applicable vehicle’s third-party investors. A portion of incentive fees paid to the company are used to pay awards in our Prologis Promote Plan (PPP). See “Compensation Discussion & Analysis” for further information regarding our Strategic Capital business, Pro motes
and other incentive fees earned from Strategic Capital vehicles, and the relationship between Promotes/other incentive fees and PPP awards.

Total Shareholder Return Amount	$ 147.42	117.84	143.9	118.35	172.33
Peer Group Total Shareholder Return Amount	137.53	133.59	122.84	108	143.06
Net Income (Loss)	$ 3,565,299,000	$ 3,947,935,000	$ 3,253,145,000	$ 3,555,398,000	$ 3,148,590,000
Company Selected Measure Amount	5.86	5.53	5.1	4.61	4.09
PEO Name	Mr. Moghadam
Total Return Amount	$ 47.42	$ 17.84	$ 43.9	$ 18.35	$ 72.33
Total Shareholder Return Percentage	22.00%	18.00%	22.00%	31.00%	72.00%
Measure:: 1
Pay vs Performance Disclosure
Name	Three-year annualized Total Shareholder Return
Measure:: 2
Pay vs Performance Disclosure
Name	Core FFO per share excluding Net Promote Income (Expense)
Non-GAAP Measure Description
(5)
The company-selected measure is Core FFO per share excluding Net Promote Income (Expense). See “Compensation Discussion and Analysis” for further information regarding how Core FFO per share excluding Net Promote Income (Expense) is used as a metric in our NEO annual bonus determinations. Core FFO per share is a non-GAAP
measure. Please see Appendix A for a discussion and reconciliation to the most directly comparable GAAP measure.

Measure:: 3
Pay vs Performance Disclosure
Name	Promote and incentive fee revenue earned by Prologis, Inc. from Strategic Capital business
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 41,924,989
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	28,639,376
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,267,500
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,697,421
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,029,778
PEO | Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,617,500)
PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,369,872)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,737,450
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,178,197
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	412,340
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	199,744
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	688,518
Non-PEO NEO | Bonus [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,151,000)
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,698,928)